CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 8,281,017	$ 9,073,954	$ 7,919,408
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property, plant and equipment	256,212	100,474	101,183
Amortization of intangible assets	482,332	821,203	362,355
Provision for doubtful accounts	(861,735)	921,904	495,528
Deferred income taxes	63,107	(48,710)	(107,401)
Loss on disposal of equipment			771
Changes in operating assets and liabilities:
Accounts receivable	(2,091,504)	(2,772,546)	(6,588,070)
Accounts receivables - related party	(1,906,101)
Other receivables	(1,155,003)	(642,904)	(28,615)
Other receivables - related party		12,008	(12,506)
Inventories	8,189	145,890	304,072
Prepayments	(1,639,459)	1,044,280	829,573
Prepaid expense	20,049	(13,580)	50,233
Accounts payable	641,603	(1,102,260)	(4,151,400)
Other payables and accrued liabilities	(1,781,892)	3,215,946	161,038
Customer deposits	941,877	(76,098)	(29,714)
Taxes payable	3,277,301	1,629,685	278,941
Net cash (used in) generated from operating activities	4,535,993	12,309,246	(414,604)
CASH FLOWS FROM INVESTING ACTIVITIES:
Deposits for business acquisitions		(12,470,811)
Purchases of property and equipment	(2,205,514)	(2,218,838)	(44,905)
Proceeds from disposal of equipment	9,003	0	76
Prepayments for intangible assets	240,157	(1,018,127)	(3,574,784)
Purchase of intangible assets	(9,657,844)	(3,404,004)	(859,841)
Proceeds from disposal of intangible assets	852,405
Proceeds from short-term investments			19,485,793
Purchase of short-term investments			(2,391,721)
Payments on long-term investments			(1,812,632)
Net cash (used in) generated from investing activities	(10,761,793)	(19,111,780)	10,801,986
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital injection
Proceeds from initial public offering, net of issuance costs		7,417,077
Underwrites partial exercise of over-allotment option, net of issuance costs		524,944
Prepaid initial public offering costs			(92,854)
Proceeds from issuance of new shares	2,698,046
Proceeds from secured convertible promissory note	739,189
Other payables - related party		(40,634)	31,721
Repayments of short-term loans - banks	(4,349,339)	(3,118,473)	(3,549,737)
Short-term loans - banks	3,477,422	5,888,837	3,247,632
Repayments of long-term loans - third party	(76,704)	(75,170)	(62,983)
Net cash generated from (used in) financing activities	2,488,614	10,596,581	(426,221)
Effect of exchange rates on cash	4,059,162	(144,969)	(501,935)
Net changes in cash and cash equivalents	321,976	3,649,078	9,459,226
Cash and cash equivalents, beginning of year	15,478,587	11,829,509	2,370,283
Cash and cash equivalents, end of year	15,800,563	15,478,587	11,829,509
Supplemental cash flow information:
Cash and cash equivalents	15,800,563	10,478,587	11,829,509
Restricted cash		5,000,000
Cash and cash equivalents, end of year	15,800,563	15,478,587	11,829,509
(Write-off)/Provision for doubtful trade receivables	(871,670)	842,179	474,087
(Write-off)/Provision for doubtful other receivables	(12,691)	13,680	17,131
Provision for doubtful prepayments	22,626	66,045	4,310
Provision for doubtful accounts	(861,735)	921,904	495,528
Cash paid for income tax	779,459	119,243	1,713,763
Cash paid for interest	248,103	171,938	142,641
Supplemental non-cash investing information:
Additional of operating lease, right-of-use asset	290,410	679,850
Supplemental non-cash FINANCING information:
Operating lease liabilities	$ 300,468	$ 685,511